Income tax expense - Summary of specification of deferred tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	22.00%	22.00%	22.00%	23.00%
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	5.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	22.00%